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Siren DIVCON Leaders Dividend ETF
Siren DIVCON Leaders Dividend ETF
Investment Objective

The investment objective of the Siren DIVCON Leaders Dividend ETF (the “DIVCON Leaders Fund” or the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Leaders Dividend Index (the “Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include other fees, such as brokerage commissions, that investors may pay on their purchases and sales of Fund shares. If these other fees were included in the table and the Example, the costs shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Siren DIVCON Leaders Dividend ETF Siren DIVCON Leaders Dividend ETF Shares
Management Fee	0.43%
Other Expenses	none
Total Annual Fund Operating Expenses	0.43%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Siren DIVCON Leaders Dividend ETF | Siren DIVCON Leaders Dividend ETF Shares | USD ($)	44	138	241	542

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2024, the portfolio turnover rate of the Fund was 65.19% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index was developed by Reality Shares, Inc. (the “Index Provider”). The Index is designed to capitalize on the theory that, over time, companies that consistently grow their dividends tend to have investment returns above overall market returns (each a “Dividend Grower” or “High Quality Company”), and companies that do not grow (or cut) their dividends tend to have investment returns below overall market returns (each a “Dividend Cutter” or “Low Quality Company”). The Index is designed to select the companies that have the highest probability of increasing their dividend in a 12-month period, the High Quality Dividend Growers. These Dividend Growers (or High Quality Companies) are determined by the Index Provider’s DIVCON Dividend Health Scoring system, which is a proprietary, rules-based scoring and weighting methodology, and are chosen based on a ranking of each company as determined by its DIVCON Score and DIVCON Rating.

The DIVCON Dividend Health Scoring system begins by identifying the 500 largest U.S. companies based on market capitalization as of the Index reconstitution date and then narrows this universe to those companies that paid an ordinary dividend and announced a future dividend payment during the 12 months preceding such date. The DIVCON Dividend Health Scoring system analyzes seven quantitative factors that the Index Provider has determined to be correlated to a company’s likelihood to increase or decrease future dividends, and weights each factor based on its effectiveness in predicting dividend changes to produce a company’s DIVCON Score. After a DIVCON Score is calculated for each company, it is assigned a rating from 1 to 5 according to the DIVCON Rating system: DIVCON 1, DIVCON 2, DIVCON 3, DIVCON 4 and DIVCON 5. Companies in the DIVCON 1 category are those determined most likely to decrease their dividend in the next twelve months. Companies in the DIVCON 5 category are those determined most likely to increase their dividend in the next twelve months. All DIVCON 5 stocks or the 30 stocks with the highest DIVCON Scores, whichever is greater, are selected for inclusion in the Index. Therefore, the Index will consist of at least 30 stocks. Companies are weighted in the index based on their DIVCON Scores, with higher DIVCON Scores weighted more heavily. The Index is reconstituted and rebalanced annually as of the first Friday in December, effective the next business day. As of March 31, 2024, the market capitalizations of the 500 largest U.S. companies included in the DIVCON Dividend Health Scoring system ranged from $4.1 billion to $3.1 trillion.

SRN Advisors, LLC (the “Adviser”), the Fund’s investment adviser, employs a passive indexing investment approach. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may invest in swaps, futures, forwards, options, exchange traded funds (“ETFs”) and other securities that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund seeks to remain fully invested at all times in securities and or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this prospectus, the Fund has significant exposure to the Technology and Industrials sectors, as each such sector is defined by the Bloomberg Industry Classification Standard. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Reality Shares DIVCON Leaders Dividend ETF (the “Predecessor Leaders Fund”), a series of Reality Shares ETF Trust, on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Leaders Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Leaders Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Annual Total Returns as of December 31

Best Quarter	Worst Quarter
22.30%	(15.17)%
(06/30/2020)	(03/31/2020)

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2024 to June 30, 2024 was 5.12%.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Siren DIVCON Leaders Dividend ETF		1 Year	5 Years	Since Inception	Inception Date
Siren DIVCON Leaders Dividend ETF Shares		26.37%	17.14%	13.82%	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF Shares | After Taxes on Distributions		26.00%	16.71%	13.39%	Jan. 06, 2016
Siren DIVCON Leaders Dividend ETF Shares | After Taxes on Distributions and Sales		15.83%	13.79%	11.28%	Jan. 06, 2016
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	[1]	26.29%	15.69%	13.44%	Jan. 06, 2016
Siren DIVCON Leaders Dividend Index (reflects no deduction for fees, expenses, or taxes)	[1]	27.81%	18.41%	14.83%	Jan. 06, 2016
[1]	Effective July 24, 2024, pursuant to new regulatory requirements, the Fund’s broad-based securities market index changed from the Siren DIVCON Leaders Dividend Index to the S&P 500 Total Return Index.

Siren DIVCON Leaders Dividend ETF | Market Risk

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Siren DIVCON Leaders Dividend ETF | Large Capitalization Risk

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Siren DIVCON Leaders Dividend ETF | Investment Style Risk
Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.
Siren DIVCON Leaders Dividend ETF | Sector Risk

Sector Risk — The Fund is subject to the following Sector Risks:

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Siren DIVCON Leaders Dividend ETF | ETF Risks

ETF Risks — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — Each Fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Index-Related Risk — Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Market Trading Risk — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV.

Passive Strategy Risk — The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Quantitative Model Risk — The Index is constructed using a rules-based methodology based on quantitative models developed by the Index Provider. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund’s performance may be lower or the Fund may be subject to greater risk than if the Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Index.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of a number of factors, including: (i) differences between the securities and other instruments, or the weightings thereof, held in the Fund’s portfolio and those included in the Index, (ii) pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), (iii) Fund fees and expenses, including transaction costs, (iv) the Fund’s holding of uninvested cash, (v) differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, (vi) the requirements to maintain pass-through tax treatment, (vii) portfolio transactions carried out to minimize the distribution of capital gains to shareholders, and (viii) changes to the Index or the costs of complying with various new or existing regulatory requirements. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. The Fund is a diversified fund. If the Index components become weighted in a manner that would cause the Fund to be non-diversified if the Fund were to buy the components in such weights, the Fund may not be able to track the performance of the Index to the same degree that the Fund could if the Fund was a non-diversified Fund. Under these circumstances, the Fund’s tracking error may increase. If the value of one or more Index constituents increases significantly, the Fund may significantly underperform the Index if the Fund, due to its diversified status, does not invest in such securities to the same degree that such securities are represented in the Index.

Siren DIVCON Leaders Dividend ETF | Investments in Other ETFs Risk

Investments in Other ETFs Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Siren DIVCON Leaders Dividend ETF | Use of Derivatives Risk

Use of Derivatives Risk — Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative’s underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. The Fund’s use of forward contracts and swaps is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund’s ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Siren DIVCON Leaders Dividend ETF | Risk Lose Money [Member]
You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment.
Siren DIVCON Dividend Defender ETF
Siren DIVCON Dividend Defender ETF
Investment Objective

The investment objective of the Siren DIVCON Dividend Defender ETF (the “DIVCON Defender Fund” or the “Fund”) is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Siren DIVCON Dividend Defender Index (the “Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include other fees, such as brokerage commissions, that investors may pay on their purchases and sales of Fund shares. If these other fees were included in the table and the Example, the costs shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Siren DIVCON Dividend Defender ETF Siren DIVCON Dividend Defender ETF Shares
Management Fee	0.85%
Dividend Expenses on Securities Sold Short	0.75%	[1]
Borrowing Expenses on Securities Sold Short	none	[2]
Other Operating Expenses	none
Other Expenses	0.75%
Acquired Fund Fees and Expenses	0.03%	[3]
Total Annual Fund Operating Expenses	1.63%	[4]
[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund must pay an amount equal to that dividend to the party that lent the stock to the Fund and record the payment of the dividend as an expense.
[2]	The Fund may be charged a fee or receive income on borrowed stock in connection with its short sales. This fee or income is calculated daily, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrow Expenses on Securities Sold Short.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses incurred by the Fund in connection with its investments in other investment companies.
[4]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Siren DIVCON Dividend Defender ETF | Siren DIVCON Dividend Defender ETF Shares | USD ($)	166	514	887	1,933

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2024, the portfolio turnover rate of the Fund was 98.92% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to track the performance, before fees and expenses, of the Index. The Index was developed by Reality Shares, Inc. (“Index Provider”). The Index is designed to capitalize on the theory that, over time, companies that consistently grow their dividends tend to have investment returns above overall market returns (each a “Dividend Grower” or “High Quality Company”), and companies that do not grow (or cut) their dividends tend to have investment returns below overall market returns (each a “Dividend Cutter” or “Low Quality Company”). The Index is designed to select the companies for a long position that have the highest probability of increasing their dividend in a 12-month period, the High Quality Dividend Growers, and select the companies for a short position that have the highest probability of decreasing their dividend in a 12-month period, the Low Quality Dividend Cutters. These Dividend Growers and Dividend Cutters (or High Quality Companies and Low Quality Companies) are determined by the Index Provider’s DIVCON Dividend Health Scoring system, which is a proprietary, rules-based scoring and weighting methodology, and are chosen based on a ranking of each company as determined by its DIVCON Score and DIVCON Rating.

The DIVCON Dividend Health Scoring system begins by identifying the 500 largest U.S. companies based on market capitalization as of the Index reconstitution date and then narrows this universe to those companies that paid an ordinary dividend and announced a future dividend payment during the 12 months preceding such date. The DIVCON Dividend Health Scoring system analyzes seven quantitative factors that the Index Provider has determined to be correlated to a company’s likelihood to increase or decrease future dividends, and weights each factor based on its effectiveness in predicting dividend changes to produce a company’s DIVCON Score. After a DIVCON Score is calculated for each company, it is assigned a rating from 1 to 5 according to the DIVCON Rating system: DIVCON 1, DIVCON 2, DIVCON 3, DIVCON 4 and DIVCON 5. Companies in the DIVCON 1 category are those determined most likely to decrease their dividend in the next twelve months. Companies in the DIVCON 5 category are those determined most likely to increase their dividend in the next twelve months.

The Index consists of a “Long Portfolio” and a “Short Portfolio” (together a “Long/Short Portfolio”). This Long/Short Portfolio seeks to provide more stable investment returns with lower volatility and lower equity market correlation than a long-only portfolio. Through its Long/Short Portfolio, the Index will consist of at least 40 stocks. The Long Portfolio consists of all DIVCON 5 stocks or the 30 stocks with the highest DIVCON Scores, whichever is greater. All stocks in the Long Portfolio are reflected as long positions in such stocks. The value of the Long Portfolio reflected in the Index is expected to increase if the prices of stocks included in the Long Portfolio increase. The Short Portfolio consists of all DIVCON 1 stocks or the 10 stocks with the lowest DIVCON Scores, whichever is greater. All stocks in the Short Portfolio are reflected as short positions in such stocks. The value of the Short Portfolio reflected in the Index is expected to increase if the prices of stocks included in the Short Portfolio decrease. Companies are weighted in each Portfolio based on their DIVCON Scores. Companies with higher DIVCON Scores are weighted more heavily in the Long Portfolio, and companies with lower DIVCON Scores are weighted more heavily in the Short Portfolio.

The Index will direct approximately 75% exposure to the Long Portfolio and approximately 25% exposure to the Short Portfolio. The Index is rebalanced at the end of any calendar quarter if the value of the Short Portfolio has increased 10% or more from the last rebalancing date. The Index also is rebalanced if the value of either the sum of or difference between the Long Portfolio and Short Portfolio changes in an amount greater than predetermined levels, effective the next business day. The Index is reconstituted annually on the first Friday in December. As of March 31, 2024, the market capitalizations of the 500 largest U.S. companies included in the DIVCON Dividend Health scoring System ranged from $4.1 billion to $3.1 trillion.

The Adviser employs a passive indexing investment approach. Under normal circumstances, at least 80% of the Fund’s assets, including any borrowings for investment purposes, will be invested in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when the Adviser believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may invest in swaps, futures, forwards, options, exchange traded funds (“ETFs”) and other securities that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund seeks to remain fully invested at all times in securities and or financial instruments that, in combination, provide exposure to the Index without regard to market conditions, trends or direction. To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this prospectus, the Fund has significant long exposure to the Technology and Industrial sectors, as each such sector is defined by the Bloomberg Industry Classification Standard. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Reality Shares DIVCON Dividend Defender ETF (the “Predecessor Defender Fund”), a series of Reality Shares ETF Trust, on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Defender Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Defender Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Annual Total Returns as of December 31

Best Quarter	Worst Quarter
10.53%	(11.91)%
(06/30/2020)	(03/31/2022)

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2024 to June 30, 2024 was 6.73%.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Siren DIVCON Dividend Defender ETF		1 Year	5 Years	Since Inception	Inception Date
Siren DIVCON Dividend Defender ETF Shares		18.54%	8.67%	7.10%	Jan. 14, 2016
Siren DIVCON Dividend Defender ETF Shares | After Taxes on Distributions		17.99%	8.48%	6.96%	Jan. 14, 2016
Siren DIVCON Dividend Defender ETF Shares | After Taxes on Distributions and Sales		11.18%	6.78%	5.64%	Jan. 14, 2016
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)	[1]	26.29%	15.69%	14.40%	Jan. 14, 2016
Siren DIVCON Dividend Defender Index (reflects no deduction for fees, expenses, or taxes)	[1]	19.05%	9.49%	7.82%	Jan. 14, 2016
[1]	Effective July 24, 2024, pursuant to new regulatory requirements, the Fund’s broad-based securities market index changed from the Siren DIVCON Dividend Defender Index to the S&P 500 Total Return Index.

Siren DIVCON Dividend Defender ETF | Market Risk

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Siren DIVCON Dividend Defender ETF | Large Capitalization Risk

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Siren DIVCON Dividend Defender ETF | Investment Style Risk
Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.
Siren DIVCON Dividend Defender ETF | Sector Risk

Sector Risk: Long Exposure — The following sectors are represented in the Long Portfolio and subject the Fund to the following Sector Risks:

Industrials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, increased competition affecting the Technology Sector and/or other factors. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Siren DIVCON Dividend Defender ETF | ETF Risks

ETF Risks — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — Each Fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk — The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., short positions). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Index-Related Risk — Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Market Trading Risk — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV. As of the date of this prospectus, the Fund has experienced recent periods of wide bid/ask spreads and discounts to NAV exceeding 2.00%. During these periods, shareholders may pay significantly wider bid/ask spreads, and thus it may be significantly more expensive, to transact in Fund shares, and shareholders selling Fund shares may receive significantly lower sales proceeds relative to NAV than if they sold during times when the Fund was not trading at such a discount.

Passive Strategy Risk — The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Quantitative Model Risk — The Index is constructed using a rules-based methodology based on quantitative models developed by the Index Provider. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Index that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Fund’s performance may be lower or the Fund may be subject to greater risk than if the Index had not been constructed using quantitative modeling because the Fund invests a substantial portion of its assets in the component securities of the Index.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of a number of factors, including: (i) differences between the securities and other instruments, or the weightings thereof, held in the Fund’s portfolio and those included in the Index, (ii) pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), (iii) Fund fees and expenses, including transaction costs, (iv) the Fund’s holding of uninvested cash, (v) differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, (vi) the requirements to maintain pass-through tax treatment, (vii) portfolio transactions carried out to minimize the distribution of capital gains to shareholders, and (viii) changes to the Index or the costs of complying with various new or existing regulatory requirements. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. The Fund is a diversified fund. If the Index components become weighted in a manner that would cause the Fund to be non-diversified if the Fund were to buy the components in such weights, the Fund may not be able to track the performance of the Index to the same degree that the Fund could if the Fund was a non-diversified Fund. Under these circumstances, the Fund’s tracking error may increase. If the value of one or more Index constituents increases significantly, the Fund may significantly underperform the Index if the Fund, due to its diversified status, does not invest in such securities to the same degree that such securities are represented in the Index

Siren DIVCON Dividend Defender ETF | Use of Derivatives Risk

Use of Derivatives Risk — Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative’s underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. The Fund’s use of forward contracts and swaps is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund’s ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Siren DIVCON Dividend Defender ETF | Short Sales Risk

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund that is potentially unlimited. This risk of unlimited loss is particularly heightened because the investment objective of the Fund is to seek long-term capital appreciation by tracking the performance, before fees and expenses, of the Index, and the Adviser may not exit a short position if doing so would cause the Fund not to achieve its investment objective.

The use of short sales may also cause the Fund to incur expenses related to borrowing securities. There can be no guarantee that a stock included in the Short Portfolio will be available on the open market for the Fund to sell short. Under these circumstances, the Fund may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the Short Portfolio were available. However, such strategy may not prove successful, and the Fund could experience a loss or its performance could deviate from the performance of the Index.

Siren DIVCON Dividend Defender ETF | Investment in Other Investment Companies Risk

Investment in Other Investment Companies Risk — To the extent the Fund invests in other investment companies, such as mutual funds and other ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

Siren DIVCON Dividend Defender ETF | Risk Lose Money [Member]
You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment.
Siren Nasdaq NexGen Economy ETF
Siren Nasdaq NexGen Economy ETF
Investment Objective

The Siren Nasdaq NexGen Economy ETF (the “NexGen Fund” or the “Fund”) seeks long-term growth by tracking the investment returns, before fees and expenses, of the Nasdaq Blockchain Economy Index (the “Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include other fees, such as brokerage commissions, that investors may pay on their purchases and sales of Fund shares. If these other fees were included in the table and the Example, the costs shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Siren Nasdaq NexGen Economy ETF Siren Nasdaq NexGen Economy ETF Shares
Management Fee	0.68%
Other Expenses	none
Total Annual Fund Operating Expenses	0.68%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Siren Nasdaq NexGen Economy ETF | Siren Nasdaq NexGen Economy ETF Shares | USD ($)	69	218	379	847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the Example, affect the Fund’s performance. During the fiscal year ended March 31, 2024, the portfolio turnover rate of the Fund was 338.75% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks long-term growth by tracking the investment returns, before fees and expenses, of the Index. The Index was developed through a partnership between Reality Shares, Inc. and Nasdaq, Inc. (together, the “Index Providers”).

The Index is designed to measure the returns of companies that are committing material resources to developing, researching, supporting, innovating or utilizing blockchain technology for their proprietary use or for use by others (“Blockchain Companies”). These Blockchain Companies are committing material resources to further the use and deployment of blockchain technology to, for example, streamline the distribution and verification of cross-border payments; more efficiently store and secure cloud-based digital data; facilitate trusted transactions based on data security and privacy; and mitigate risk in supply chain management, among other uses.

Blockchain technology is an emerging technology that is redefining how a record of value is transacted. Blockchain technology seeks to solve transactional challenges of counterparty trust and the need for a central repository or ledger by providing a transparent and secure process to transfer and digitally record information on a shared transaction database through a secure, decentralized, peer-to-peer distributed ledger. In this regard, it is designed to facilitate the transfer of information or property between users such that the transfer is guaranteed to be secure and known to all participants and shared across a distributed network where, once verified, the legitimacy of the transfer cannot be challenged. Blockchain technology may be used to support a vast array of business applications in many different industries and markets, and the extent of its versatility has not yet been fully explored. As a result, the Index may include equity securities of operating companies that focus on or have exposure to a wide variety of industries and countries, including emerging markets.

The Index universe of Blockchain Companies consists of companies publicly traded in markets across the globe that research and analysis conducted by the Index Providers identify as exhibiting Blockchain Company characteristics. The Index universe is then narrowed to include only those Blockchain Companies with market capitalizations greater than $200 million, the shares of which are exchange-traded and have a six-month average daily trading volume greater than $1,000,000 as of the Index’s reconstitution date.

The remaining Blockchain Companies are then ranked to determine the leading Blockchain Companies as measured by their Blockchain Score™ which is a proprietary ranking system developed by the Index Providers designed to identify those Blockchain Companies expected to benefit most (e.g., from increased economic profit, operational efficiencies or transformational business practices) from the innovation, adoption, deployment and commercialization of blockchain technology. The 50 to 100 leading Blockchain Companies with the highest Blockchain Scores™ are then selected as the Index constituents. Constituents are weighted in the Index based on their Blockchain Scores™, with Blockchain Companies having higher Blockchain Scores™ weighted more heavily. The Index is reconstituted quarterly on the third Friday in March, June, September and December. The Index is rebalanced as part of each September reconstitution. The Index is rebalanced as part of each March, June and December reconstitution only if new constituents are added to the Index or if a single constituent accounts for more than 10% of the Index. As of March 31, 2024, the Nasdaq Blockchain Economy Index included companies with a capitalization range of $425.9 million to $3.1 trillion.

Under normal circumstances, at least 80% of the Fund’s assets, including any borrowings for investment purposes, will be invested in component securities of the Index. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund expects to invest in common stocks, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund does not intend to invest in cryptocurrency directly, but may have indirect exposure to cryptocurrency by virtue of its investments in companies that: operate in the cryptocurrency industry; may use one or more cryptocurrencies, such as in exchange for a company’s goods or services; trade financial instruments that are directly tied to cryptocurrencies; invest in other companies that interact with cryptocurrency; or otherwise have exposure to cryptocurrencies (“Cryptocurrency Operating Companies”).

The Fund generally uses a “replication” strategy to achieve its investment objective, meaning that it will invest in all of the securities included in the Index in approximately the same proportions as the Index. The Fund may, however, use a representative sampling approach to achieve its investment objective when SRN Advisors, LLC (the “Adviser”), the Fund’s investment adviser, believes it is in the best interest of the Fund. For example, among other reasons, the Fund may use a representative sampling approach when there are practical difficulties or substantial costs involved in replicating the Index or when an Index constituent becomes temporarily illiquid, unavailable or less liquid. When the Fund uses a representative sampling approach, the Fund may invest in a subset, or “sample,” of the securities included in the Index and whose risk, return and performance characteristics generally match the risk, return and performance characteristics of the Index as a whole. The Fund may invest in other securities that are not components of the Index that the Adviser believes will help the Fund track the Index.

The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends or direction.

To the extent the Index has significant exposure to a particular sector or is concentrated in a particular industry, the Fund will necessarily have significant exposure to that sector or be concentrated in that industry. As of the date of this prospectus, the Fund has significant exposure to the Technology and Financials sectors, as each such sector is defined by the Bloomberg Industry Classification Standard. The sectors in which the Index components, and thus the Fund’s investments, may be focused will vary as the composition of the Index changes over time.

Principal Risks
Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of the Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Before the Fund commenced operations, the Fund acquired the assets and liabilities of the Reality Shares Nasdaq NexGen Economy ETF (the “Predecessor NexGen Fund”), a series of Reality Shares ETF Trust, on November 23, 2020 (the “Reorganization”). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor NexGen Fund prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor NexGen Fund.

Updated performance for the Fund is available at www.sirenetfs.com.

Annual Total Returns as of December 31

Best Quarter	Worst Quarter
32.11%	(31.25)%
(06/30/2020)	(06/30/2022)

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2024 to June 30, 2024 was 7.56%.

Average Annual Total Returns for Periods Ended December 31, 2023

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - Siren Nasdaq NexGen Economy ETF		1 Year	5 Years	Since Inception	Inception Date
Siren Nasdaq NexGen Economy ETF Shares		17.64%	5.24%	1.03%	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF Shares | After Taxes on Distributions		17.46%	4.98%	0.80%	Jan. 17, 2018
Siren Nasdaq NexGen Economy ETF Shares | After Taxes on Distributions and Sales		10.54%	4.07%	0.79%	Jan. 17, 2018
MSCI ACWI Total Return Index (reflects no deduction for fees, expenses, or taxes)	[1]	22.20%	11.72%	7.11%	Jan. 17, 2018
Nasdaq Blockchain Economy Index (reflects no deduction for fees, expenses, or taxes)	[1]	42.59%	16.95%	10.30%	Jan. 17, 2018
[1]	Effective July 24, 2024, pursuant to new regulatory requirements, the Fund’s broad-based securities market index changed from the Nasdaq Blockchain Economy Index to the MSCI ACWI Total Return Index.

Siren Nasdaq NexGen Economy ETF | Market Risk

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Siren Nasdaq NexGen Economy ETF | Large Capitalization Risk

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Siren Nasdaq NexGen Economy ETF | Investment Style Risk
Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.
Siren Nasdaq NexGen Economy ETF | Sector Risk

Sector Risk — The Fund is subject to the following Sector Risks:

Financials Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage Real Estate Investment Trusts. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Technology Sector Risk. The Fund’s investments are exposed to issuers conducting business in the Technology Sector. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

Siren Nasdaq NexGen Economy ETF | ETF Risks

ETF Risks — The Fund is an ETF and, as a result of this structure, it is exposed to the following risks:

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk — Each Fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Index-Related Risk — Errors in index data, index computations and/or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the indices are less commonly used as benchmarks by funds or managers. Such errors may negatively or positively impact the Fund and its shareholders. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Shareholders should understand that any gains from Index Provider errors will be kept by the Fund and its shareholders and any losses or costs resulting from Index Provider errors will be borne by the Fund and its shareholders.

Market Trading Risk — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of a Fund share typically will approximate its net asset value (“NAV”), there may be times when the market price and the NAV diverge more significantly, particularly in times of market volatility or steep market declines. Thus, you may pay more or less than NAV when you buy Fund shares on the secondary market, and you may receive more or less than NAV when you sell those shares. Although the Fund’s shares are listed for trading on a national securities exchange, it is possible that an active trading market may not develop or be maintained, in which case transactions may occur at wider bid/ask spreads. Trading of the Fund’s shares may be halted by the activation of individual or market-wide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). In times of market stress, the Fund’s underlying portfolio holdings may become less liquid, which in turn may affect the liquidity of the Fund’s shares and/or lead to more significant differences between the Fund’s market price and its NAV.

Passive Strategy Risk — The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of a number of factors, including: (i) differences between the securities and other instruments, or the weightings thereof, held in the Fund’s portfolio and those included in the Index, (ii) pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV), (iii) Fund fees and expenses, including transaction costs, (iv) the Fund’s holding of uninvested cash, (v) differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, (vi) the requirements to maintain pass-through tax treatment, (vii) portfolio transactions carried out to minimize the distribution of capital gains to shareholders, and (viii) changes to the Index or the costs of complying with various new or existing regulatory requirements. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. The Index may include, and thus the Fund may buy and sell, large quantities of shares of companies with small market capitalizations and low average daily trading volumes. Trading such shares, particularly during times of market volatility, among other reasons, may cause the Fund to experience significant tracking error. The Fund is a diversified fund. If the Index components become weighted in a manner that would cause the Fund to be non-diversified if the Fund were to buy the components in such weights, the Fund may not be able to track the performance of the Index to the same degree that the Fund could if the Fund was a non-diversified Fund. Under these circumstances, the Fund’s tracking error may increase. If the value of one or more Index constituents increases significantly, the Fund may significantly underperform the Index if the Fund, due to its diversified status, does not invest in such securities to the same degree that such securities are represented in the Index

Siren Nasdaq NexGen Economy ETF | Blockchain Technology Risk

Blockchain Technology Risk — Blockchain technology is a new and developing technology protocol deployed by companies in a manner for optimizing business practices. Blockchain technology is not a product or service with an individually attributable revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests.

Siren Nasdaq NexGen Economy ETF | Non-Blockchain Technology Business Line Risk

Non-Blockchain Technology Business Line Risk — Blockchain technology is a technology protocol and not a direct product or service that can be bought and sold for profit. All of the companies in the Index are engaged in primary lines of business whose revenue is derived from a product or service that may utilize or otherwise stand to benefit from blockchain technology, but not directly derived from the sale of blockchain technology. As such, financial operating results for each company in which the Fund invests are principally driven by the products and/or services that constitute each such company’s primary business offerings. The Fund invests in companies with the ability to use blockchain technology to develop new business opportunities or make current operations more efficient, thereby affecting future profitability. There can be no assurance that blockchain technology will affect the primary lines of business in the Fund’s portfolio companies to have a positive impact on a company’s financial condition.

Siren Nasdaq NexGen Economy ETF | Foreign Issuer Exposure Risk

Foreign Issuer Exposure Risk — The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and GDRs, that are indirectly linked to the performance of foreign issuers. The Fund’s exposure to foreign issuers and investments in foreign securities are subject to additional risks in comparison to U.S. securities and U.S. issuers, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Siren Nasdaq NexGen Economy ETF | Emerging Markets Risk

Emerging Markets Risk — Certain of the Fund’s investments will expose the Fund’s portfolio to the risks of investing in emerging markets. Emerging markets, which consist of countries with low to middle income economies as classified by the World Bank and less developed or liquid equity markets as determined by the Adviser, can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Siren Nasdaq NexGen Economy ETF | Depositary Receipt Risk

Depositary Receipt Risk — The Fund may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Siren Nasdaq NexGen Economy ETF | Currency Risk

Currency Risk — The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar. The Fund also may incur transaction costs in connection with conversions between various currencies.

Siren Nasdaq NexGen Economy ETF | Cryptocurrency Markets Risk

Cryptocurrency Markets Risk — While the Fund does not intend to invest in cryptocurrency directly, the Fund may invest in Cryptocurrency Operating Companies. Cryptocurrency Operating Companies may be negatively affected by decreases in cryptocurrency prices or downturns in cryptocurrency markets generally. Therefore, an investment in the Fund may decrease in value due to the negative performance of cryptocurrencies or negative events in cryptocurrency markets. Cryptocurrencies, and thus Cryptocurrency Operating Companies, may experience significant negative performance for extended periods of time, which in turn could cause a significant and extended decrease in the value of an investment in the Fund.

Siren Nasdaq NexGen Economy ETF | Small-Capitalization and Mid-Capitalization Securities Risk

Small-Capitalization and Mid-Capitalization Securities Risk — The Fund is subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. Securities of small- and mid-capitalization companies may experience much more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small- and mid-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies.

Siren Nasdaq NexGen Economy ETF | Geographic Focus Risk

Geographic Focus Risk — Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds, and risks associated with such countries or geographic regions may negatively affect the Fund. To the extent that the Fund’s investments are focused in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund’s exposure generally will be focused in a particular country or region to the same extent as the Index. The Fund anticipates that it will have focused investment exposure to the regions listed below.

China. Investments in Chinese issuers are subject to certain additional risks that may adversely impact the Fund’s investments, which include (i) controls placed on currency exchanges by the Chinese government, (ii) Chinese government intervention in the Chinese securities markets, (iii) nationalization or expropriation of assets or imposition of confiscatory taxes, (iv) the discontinuation by the Chinese government for support of economic development programs, (v) limitations on the use of brokers, (vi) higher rates of inflation, (vii) greater political, economic and social unrest or uncertainty, (viii) adverse economic impacts caused by regional territorial conflicts or natural disasters or the potential thereof, (ix) increased trade limitations, (x) restrictions on foreign ownership, and (xi) different and less stringent financial reporting standards.

In addition, periodically there may be restrictions on investments in Chinese companies. For example, on November 12, 2020, the President of the United States signed an Executive Order (the “November 2020 Executive Order”) prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Communist Chinese military companies” or in instruments that are derivative of, or are designed to provide investment exposure to, those companies. In addition, on August 9, 2023, the President of the United States signed an executive order (the “August 2023 Executive Order” and, together with the November 2020 Executive Order, the “Executive Orders”) directing the U.S. Department of the Treasury (the “Treasury”) to promulgate regulations requiring notification of, or restricting, investments in China in certain categories of national security technologies. Concurrent with the August 2023 Executive Order, the Treasury issued an Advance Notice of Proposed Rulemaking which contemplates the possibility that the regulations adopted would not apply to investments made by collectively offered funds such as the Fund. These regulations have not yet been proposed or adopted by the Treasury and their scope and impact therefore are unclear, but if they were adopted in a way that applies to the Fund, the regulations could adversely affect the Fund’s ability to make certain outbound investments. The universe of securities affected by these and other restrictions can change from time to time. As a result of an increase in the number of investors looking to sell such securities, or because of an inability to participate in an investment that the Adviser otherwise believes is attractive, the Fund may incur losses. Certain securities that are or become designated as prohibited securities may have less liquidity as a result of such designation and the market price of such prohibited securities may decline, potentially causing losses to the Fund. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.

Japan. The Fund’s investments in Japan are subject to the political, social or economic disruptions that occur in Japan. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment.

Siren Nasdaq NexGen Economy ETF | Liquidity Risk

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Siren Nasdaq NexGen Economy ETF | Valuation Risk
Valuation Risk — Valuation risk is the risk that a security may be difficult to value and/or valued incorrectly.
Siren Nasdaq NexGen Economy ETF | Portfolio Turnover Risk

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Siren Nasdaq NexGen Economy ETF | Risk Lose Money [Member]
You can lose money on your investment in the Fund, including the possible loss of the entire principal amount of your investment.